Note 7 - Other Income - Components of Other Income (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Other			$ 14	$ 108
Other income	$ 2,791	$ 749	4,709	2,038
Gold sale export incentive [member]
Statement Line Items [Line Items]
Government grant			4,695	866
Gold support price [member]
Statement Line Items [Line Items]
Government grant				$ 1,064